SHAREHOLDERS' EQUITY - Statutory Reserve (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
SHAREHOLDERS' EQUITY
Required percentage of net income allocated to statutory surplus reserve	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement	50.00%
Statutory reserve	$ 7,475,902	$ 1,211,063
Restricted net assets	$ 51,000,000	$ 12,500,000